Related Party Transactions (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due from related parties, net	$ 219,051	$ 248,866
Beijing Taiying Anrui Holding Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties, net		50,811
Chongqing Shenggu Human Resources Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties, net	$ 219,051	$ 248,866